Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

18. COMMITMENTS AND CONTINGENT LIABILITIES

The Company, from time to time, may be a defendant in legal proceedings related to the conduct of its business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial statements.

Letters of Credit. In the normal course of business, the Company has various commitments and contingent liabilities, such as customers’ letters of credit (including standby letters of credit of $40.5 million and $51.9 million at December 31, 2012 and 2011, respectively), which are not reflected in the accompanying consolidated financial statements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. In the judgment of management, the financial condition of the Company will not be affected materially by the final outcome of any letters of credit.

Reserve for Unfunded Commitments. The Company maintains a reserve for unfunded loan commitments and letters of credit which is reported in other liabilities in the consolidated statements of financial condition consistent with FASB ASC 825, Financial Instruments. As of December 31, 2012, the Company records estimated losses inherent with unfunded loan commitments in accordance with FASB ASC 450, Contingencies, and estimated future obligations under letters of credit in accordance with FASB ASC 460, Guarantees. The methodology used to determine the adequacy of this reserve is integrated in the Company’s process for establishing the allowance for loan losses and considers the probability of future losses and obligations that may be incurred under these off-balance sheet agreements. The reserve for unfunded loan commitments and letters of credit as of December 31, 2012 and 2011 was $613 thousand and $381 thousand, respectively. Management believes this reserve level is sufficient to absorb estimated probable losses related to these commitments.

Reserve for residential mortgage loans sold with recourse. The Company maintains a reserve for residential mortgage loans sold with recourse to third-party purchasers which is reported in other liabilities in the consolidated statements of financial condition. As of December 31, 2012, the Company records estimated losses inherent with residential mortgage loans sold with recourse in accordance with FASB ASC 450, Contingencies. This reserve is determined based upon the probability of future losses which is calculated using historical Company and industry loss data. The reserve for residential mortgage loan recourse as of December 31, 2012 and 2011 was $325 thousand and $0, respectively. Management believes this reserve level is sufficient to address potential recourse exposure.

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2012:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2013	$776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819

Total minimum lease payments	11,846
Less: Amount representing interest	4,237

Present value of minimum lease payment, net	$7,609

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2012. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2013	$4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001

Total minimum lease payments	$45,600

Rental expense, which is included in occupancy expense on the Company’s consolidated statements of operations for all leases was $4.8 million, $4.5 million and $4.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.